FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Sep. 30, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Financial Instruments
	September 30, 2015 (Unaudited)		June 30, 2015
	Level 1	Level 2	Level 1	Level 2
Marketable securities	$11,027	$9,282	$12,650	$9,600
Foreign currency derivative instruments	-	(16)	-	322
Total financial assets	$11,027	$9,266	$12,650	$9,922

Schedule of Derivative Hedging Activity and Balance Sheet Location
	September 30, 2015 (Unaudited)		June 30, 2015
	Balance Sheet location	Fair Value	Balance Sheet location	Fair Value
Derivatives designated as cash flow hedge instruments	Other current liabilities	$(2)	Other current assets	$52
Derivatives not designated as hedge instruments	Other current liabilities	$(14)	Other current assets	$270
Total		$(16)		$322